JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.3%
Brazil — 7.7%
Itau Unibanco Holding SA, ADR	12,683	76,228
MercadoLibre, Inc. *	194	239,917
NU Holdings Ltd., Class A *	19,940	158,719
Raia Drogasil SA	17,124	105,378
WEG SA	8,041	67,903
		648,145
China — 23.5%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	13,881	60,019
Budweiser Brewing Co. APAC Ltd. (a)	18,400	44,880
Dada Nexus Ltd., ADR *	3,306	22,119
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,418	41,680
Fuyao Glass Industry Group Co. Ltd., Class A	10,453	55,483
JD.com, Inc., ADR	1,153	47,632
JD.com, Inc., Class A	7,648	158,333
Jiangsu Hengli Hydraulic Co. Ltd., Class A	12,928	129,846
Kingdee International Software Group Co. Ltd. *	25,063	43,962
Midea Group Co. Ltd., Class A	11,985	99,608
NetEase, Inc., ADR	91	9,902
NetEase, Inc.	5,950	129,600
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,692	111,691
Shenzhou International Group Holdings Ltd.	10,325	109,594
Silergy Corp.	3,182	33,657
Tencent Holdings Ltd.	8,083	371,490
Wanhua Chemical Group Co. Ltd., Class A	8,474	116,155
Wuliangye Yibin Co. Ltd., Class A	5,128	130,252
WuXi AppTec Co. Ltd., Class A	8,132	81,831
Wuxi Biologics Cayman, Inc. * (a)	13,822	79,767
Yum China Holdings, Inc.	1,727	105,377
		1,982,878
Hong Kong — 5.3%
AIA Group Ltd.	19,596	196,049
Hong Kong Exchanges & Clearing Ltd.	832	35,070
Prudential plc	6,774	94,067
Techtronic Industries Co. Ltd.	10,980	124,739
		449,925
India — 20.7%
Apollo Hospitals Enterprise Ltd.	1,243	78,241
Asian Paints Ltd.	1,250	51,335
Britannia Industries Ltd.	1,019	59,412
HDFC Bank Ltd., ADR	2,295	156,679
HDFC Bank Ltd.	21,578	433,200
HDFC Life Insurance Co. Ltd. (a)	9,858	77,564
Hindustan Unilever Ltd.	3,071	95,679
Infosys Ltd., ADR	6,002	99,997
Infosys Ltd.	3,205	53,051
ITC Ltd.	16,145	91,481

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Jio Financial Services Ltd. ‡ *	5,351	17,035
Kotak Mahindra Bank Ltd.	10,761	243,196
Reliance Industries Ltd.	4,037	125,321
Tata Consultancy Services Ltd.	4,007	166,923
		1,749,114
Indonesia — 4.6%
Bank Central Asia Tbk. PT	298,145	180,566
Bank Rakyat Indonesia Persero Tbk. PT	551,233	206,384
		386,950
Macau — 1.4%
Sands China Ltd. *	29,393	113,236
Mexico — 3.6%
Grupo Financiero Banorte SAB de CV, Class O	14,081	133,515
Wal-Mart de Mexico SAB de CV	39,831	165,915
		299,430
Panama — 1.5%
Copa Holdings SA, Class A	1,053	124,230
Portugal — 1.5%
Jeronimo Martins SGPS SA	4,778	130,093
South Africa — 3.2%
Bid Corp. Ltd.	3,277	77,621
Capitec Bank Holdings Ltd.	797	79,903
FirstRand Ltd.	28,222	114,804
		272,328
South Korea — 9.1%
Delivery Hero SE * (a)	802	36,422
LG Chem Ltd.	173	88,091
Samsung Electronics Co. Ltd.	10,295	563,699
SK Hynix, Inc.	808	78,202
		766,414
Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA	11,703	92,760
Taiwan — 13.5%
Chailease Holding Co. Ltd. *	19,067	126,251
Delta Electronics, Inc.	10,730	125,259
Realtek Semiconductor Corp.	4,830	66,336
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,217	715,566
Taiwan Semiconductor Manufacturing Co. Ltd.	5,951	107,461
		1,140,873
United States — 3.6%
EPAM Systems, Inc. *	377	89,400
Estee Lauder Cos., Inc. (The), Class A	429	77,301
Globant SA *	245	42,832

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Monolithic Power Systems, Inc.	100	55,704
SharkNinja, Inc. *	868	36,714
		301,951
Total Common Stocks (Cost $6,839,818)		8,458,327
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (b) (c)(Cost $27,877)	27,872	27,877
Total Investments — 100.6% (Cost $6,867,695)		8,486,204
Liabilities in Excess of Other Assets — (0.6)%		(49,057)
NET ASSETS — 100.0%		8,437,147

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
PT	Limited liability company
SGPS	Holding company

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	20.8%
Semiconductors & Semiconductor Equipment	12.5
Technology Hardware, Storage & Peripherals	6.6
Consumer Staples Distribution & Retail	5.9
IT Services	5.3
Broadline Retail	5.3
Interactive Media & Services	4.4
Insurance	4.3
Chemicals	3.0
Hotels, Restaurants & Leisure	3.0
Machinery	3.0
Financial Services	2.8
Beverages	2.1
Personal Care Products	2.0
Life Sciences Tools & Services	1.9
Entertainment	1.6
Oil, Gas & Consumable Fuels	1.5
Electronic Equipment, Instruments & Components	1.5
Passenger Airlines	1.5
Health Care Equipment & Supplies	1.3
Textiles, Apparel & Luxury Goods	1.3
Electrical Equipment	1.2
Food Products	1.2
Household Durables	1.2
Tobacco	1.1
Others (each less than 1.0%)	3.4
Short-Term Investments	0.3

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$648,145	$—	$—	$648,145
China	185,030	1,797,848	—	1,982,878
Hong Kong	—	449,925	—	449,925
India	256,676	1,475,403	17,035	1,749,114
Indonesia	—	386,950	—	386,950
Macau	—	113,236	—	113,236
Mexico	299,430	—	—	299,430
Panama	124,230	—	—	124,230
Portugal	—	130,093	—	130,093
South Africa	157,524	114,804	—	272,328
South Korea	—	766,414	—	766,414
Spain	—	92,760	—	92,760
Taiwan	715,566	425,307	—	1,140,873
United States	301,951	—	—	301,951
Total Common Stocks	2,688,552	5,752,740	17,035	8,458,327
Short-Term Investments
Investment Companies	27,877	—	—	27,877
Total Investments in Securities	$2,716,429	$5,752,740	$17,035	$8,486,204
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	$113,774	$1,302,366	$1,388,207	$(56)	$— (c)	$27,877	27,872	$4,165	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	4,022	228,000	232,018	(2)	(2)	—	—	481	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	771	69,922	70,693	—	—	—	—	66	—
Total	$118,567	$1,600,288	$1,690,918	$(58)	$(2)	$27,877		$4,712	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.
(c)	Amount rounds to less than one thousand.